Employee Benefits - Expense Related to Post-employment Benefit Plans under Defined Contribution Plans (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Expense related to post-employment benefit plans under defined contribution plans	₩ 62,467	₩ 54,527	₩ 50,694